Financial result (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Financial result
Interest expense	€ (1,316)	€ (306)	€ (822)	€ (623)
Interest expense on lease liability	(43)	(52)	(91)	(95)
Long-term debt	(290)	(249)	(609)	(491)
Expense from revaluation of derivative financial instruments	(983)
Fair value valuation of financial assets			(120)	(15)
Other		(5)	(2)	(22)
Interest income	144	621	631	278
Payout of bond funds	12	17	45	72
Income from revaluation of derivative financial instruments		566	574	58
Fair value valuation of financial assets	124	34		140
Other	8	4	12	8
Financial result	€ (1,172)	€ 315	€ (191)	€ (345)